4. LINE OF CREDIT (March 2018 Note) (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Line of credit, amount outstanding	$ 0	$ 0	$ 19,732
Wells Fargo [Member]
Line of credit maximum amount	$ 55,000	$ 55,000
Line of credit interest rate	7.50%	7.50%
Line of credit, amount outstanding		$ 19,732